Note 22 - Income Taxes - Disclosure of Detailed Information About Effective Income Tax Expense Recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Earnings (loss) before tax	$ 29,729	$ (39,024)
Combined statutory tax rate	27.00%	27.00%
Income tax expense (recovery) computed at statutory tax rate	$ 8,027	$ (10,536)
Effect of different foreign statutory tax rates on earnings of subsidiaries	(4,760)	(24,320)
Impact of foreign exchange on deferred income tax assets and liabilities	15,688	(10,194)
Change in unrecognized deferred income tax asset	(4,596)	30,399
Tax effect of mining in Mexico	7,415	(814)
Other non-deductible expenses	758	3,256
Impact of inflationary adjustments	(1,317)	(2,412)
Change in tax provision estimates	10,387	23,987
Impact of divestitures and restructurings	(16,724)
Other	(8,236)	(7,916)
Income tax expense	6,642	1,450
Current income tax expense	9,966	16,423
Deferred income tax recovery	$ (3,324)	$ (14,973)
Effective tax rate	22.00%	(4.00%)